Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Issued Capital [Member]	Share Premium [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Equity Attributable To Owners Of Parent [Member]	Noncontrolling Interests [Member]
Restated balance	$ 6,194	$ 4,090	$ 30	$ 2,204	$ (131)	$ 6,193	$ 1
Balance as previously reported (As reported [Member]) at Aug. 31, 2017	6,154	4,090	30	2,164	(131)	6,153	1
Balance as previously reported (Increase Decrease Due To Application Of IFRS 15 [Member]) at Aug. 31, 2017	40
Balance as previously reported (Increase Decrease Due To Voluntary Changes In Accounting Policy [Member]) at Aug. 31, 2017	0
Balance as previously reported at Aug. 31, 2017	6,194
Effects if changes in accounting principles (note 2) | Increase Decrease Due To Application Of IFRS 15 [Member]	22	0	0	22	0	22	0
Effects if changes in accounting principles (note 2) | Increase Decrease Due To Voluntary Changes In Accounting Policy [Member]	(9)	0	0	(9)	0	(9)	0
Net income | As reported [Member]	60
Net income | Increase Decrease Due To Application Of IFRS 15 [Member]	(17)
Net income | Increase Decrease Due To Voluntary Changes In Accounting Policy [Member]	(10)
Net income	33	0	0	33	0	33	0
Other comprehensive income (loss)	92	0	0	0	92	92	0
Total comprehensive income	125	0	0	33	92	125	0
Dividends	(394)	0	0	(394)	0	(394)	0
Dividend reinvestment plan	0	211	0	(211)	0	0	0
Shares issued under stock option plan	42	48	(6)	0	0	42	0
Share-based compensation	3	0	3	0	0	3	0
Balance (As reported [Member]) at Aug. 31, 2018	5,957	4,349	27	1,619	(39)	5,956	1
Balance (Increase Decrease Due To Application Of IFRS 15 [Member]) at Aug. 31, 2018	23
Balance (Increase Decrease Due To Voluntary Changes In Accounting Policy [Member]) at Aug. 31, 2018	(10)
Balance at Aug. 31, 2018	5,970
Restated balance | Increase Decrease Due To Application Of IFRS 15 [Member]	5,979	4,349	27	1,641	(39)	5,978	1
Restated balance	5,970	4,349	27	1,632	(39)	5,969	1
Net income	733	0	0	731	0	731	2
Other comprehensive income (loss)	(55)	0	0	0	(55)	(55)	0
Total comprehensive income	678	0	0	731	(55)	676	2
Dividends	(401)	0	0	(401)	0	(401)	0
Dividend reinvestment plan	0	217	0	(217)	0	0	0
Shares issued under stock option plan	35	39	(4)	0	0	35	0
Share-based compensation	3	0	3	0	0	3	0
Balance at Aug. 31, 2019	$ 6,285	$ 4,605	$ 26	$ 1,745	$ (94)	$ 6,282	$ 3